Note 12 - Associates, Joint Ventures, and Other Investments - Financial Information (Details) - USD ($) $ in Thousands		4 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Net revenue and gains			$ 250,991	$ 165,056	$ 177,078
Operating expenses			(257,668)	(179,046)	(177,614)
Profit (loss) before income taxes			(43,106)	37,507	43,396
Income tax expense			(43)	(75)	(2,658)
Net income (loss)			(43,964)	179,174	57,899
Exchange difference on translation of foreign operations			(1,156)	42	(1,790)
Total comprehensive loss			(44,891)	181,217	56,075
Opera's share of net income (loss)			(43,964)	179,174	57,899
Goodwill at end of period		$ 424,961	430,378	424,961	421,578
Liabilities		60,717	79,421	60,717
Total equity		1,048,895	1,013,039	1,048,895	$ 912,206	$ 775,460
Nanobank [member]
Statement Line Items [Line Items]
Net revenue and gains		60,935	210,540
Operating expenses		(46,121)	(275,872)
Profit (loss) before income taxes		14,814	(65,332)
Income tax expense		(14,193)	(2,438)
Net income (loss)		621	(67,770)
Exchange difference on translation of foreign operations		(2,227)	537
Total comprehensive loss		(1,606)	(67,233)
Opera's share of net income (loss)		261	(28,700)
Opera's share of other comprehensive income (loss)		(935)	227
Assets, excluding goodwill		254,596	164,006	254,596
Goodwill at end of period	[1]	447,300	447,300	447,300
Liabilities		72,702	54,584	72,702
Total equity		$ 629,194	$ 556,722	$ 629,194

[1]	Represents notional goodwill identified and measured by Opera when accounting for the investment in Nanobank in accordance with the equity method.